FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair value on a recurring basis (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets and liabilities measured on a recurring basis
Warrant liability		$ 373,599
Convertible notes payable			$ 1,213,313
Bridge warrants
Assets and liabilities measured on a recurring basis
Warrant liability		5,000,000
Recurring
Assets and liabilities measured on a recurring basis
Warrant liability	$ 9,911,200	373,599
Convertible notes payable			1,213,333
Recurring | US Treasury Bills
Assets and liabilities measured on a recurring basis
Warrant liability	9,911,200
Recurring | 2020 Notes Warrants
Assets and liabilities measured on a recurring basis
Warrant liability		373,599
Recurring | Level 1
Assets and liabilities measured on a recurring basis
Warrant liability	9,911,200
Recurring | Level 1 | US Treasury Bills
Assets and liabilities measured on a recurring basis
Warrant liability	$ 9,911,200
Recurring | Level 3
Assets and liabilities measured on a recurring basis
Warrant liability		373,599
Convertible notes payable			$ 1,213,333
Recurring | Level 3 | 2020 Notes Warrants
Assets and liabilities measured on a recurring basis
Warrant liability		$ 373,599